UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Raffles Associates, L.P.
Address    One Penn Plaza, Suite 1628  New York, NY  10119



Form 13F File Number:    028-12413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Paul H. O'Leary
Title   President of General Partner
Phone   212 760 2322

Signature, Place, and Date of Signing:

/s/ Paul H. O'Leary       New York, NY       5/14/2013
-------------------       -------------       ---------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:      86,313   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AIRCASTLE LTD                  COM              G0129K104     1263     92300 SH                                0        0        0
AERCAP HOLDINGS NV             SHS              N00985106     2591    167723 SH                                0        0        0
ADVANTAGE OIL & GAS LTD        COM              00765F101     1480    400000 SH                                0        0        0
ALEXCO RESOURCE CORP           COM              01535P106     3967   1203671 SH                                0        0        0
AMERICAN INDEPENDENCE CORP     COM NEW          026760405      968    138145 SH                                0        0        0
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156     1748    115000 SH                                0        0        0
AVALON HLDGS CORP              CL A             05343P109      928    232969 SH                                0        0        0
BCSB BANCORP INC               COM              055367106      604     35000 SH                                0        0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107      822     41000 SH                                0        0        0
CIFC CORP                      COM              12547R105     2103    255507 SH                                0        0        0
CHEVIOT FINL CORP NEW          COM              16677X105      803     70000 SH                                0        0        0
CONSOL ENERGY INC              COM              20854P109      841     25000 SH                                0        0        0
COWEN GROUP INC NEW            CL A             223622101       71     25000 SH                                0        0        0
ELDORADO GOLD CORP NEW         COM              284902103     4427    463385 SH                                0        0        0
EMERALD OIL INC                COM NEW          29101U209     2748    390284 SH                                0        0        0
FARMERS NATL BANC CORP         COM              309627107      323     51128 SH                                0        0        0
FLY LEASING LTD                SPONSORED ADR    34407D109      785     48506 SH                                0        0        0
GASTAR EXPL LTD                COM NEW          367299203     1817   1032604 SH                                0        0        0
LIBERTY MEDIA CORP DELAWARE    CL A             531229102     1996     17878 SH                                0        0        0
MAG SILVER CORP                COM              55903Q104     3537    372900 SH                                0        0        0
MAGNUM HUNTER RES CORP DEL     COM              55973B102     1123    280000 SH                                0        0        0
MALVERN BANCORP INC            COM              561409103     2937    240900 SH                                0        0        0
MAYS J W INC                   COM              578473100     1222     54620 SH                                0        0        0
MOUNTAIN PROV DIAMONDS INC     COM NEW          62426E402      110     25000 SH                                0        0        0
NAPCO SEC TECHNOLOGIES INC     COM              630402105      869    217186 SH                                0        0        0
NAUGATUCK VY FINL CORP MD      COM              63906P107     2319    330321 SH                                0        0        0
NEVSUN RES LTD                 COM              64156L101      392    100000 SH                                0        0        0
NOVACOPPER INC                 COM              66988K102       62     33333 SH                                0        0        0
OBA FINL SVCS INC              COM              67424G101     2801    147407 SH                                0        0        0
PNC FINL SVCS GROUP INC        *W EXP 12/31/201 693475121     1192     97300 SH                                0        0        0
PACIFIC PREMIER BANCORP        COM              69478X105     1192     90673 SH                                0        0        0
PLATINUM GROUP METALS LTD      COM NEW          72765Q205     1711   1216450 SH                                0        0        0
POLYMET MINING CORP            COM              731916102      214    178400 SH                                0        0        0
PROVIDENT FINL HLDGS INC       COM              743868101     8228    483700 SH                                0        0        0
RED LION HOTELS CORP           COM              756764106     6218    874487 SH                                0        0        0
REIS INC                       COM              75936P105     2878    185209 SH                                0        0        0
SONDE RES CORP                 COM              835426107     1649   1197386 SH                                0        0        0
SOUTHERN MO BANCORP INC        COM              843380106     4856    184979 SH                                0        0        0
STANDARD FINL CORP MD          COM              853393106     4670    239508 SH                                0        0        0
U S ENERGY CORP WYO            COM              911805109      528    317970 SH                                0        0        0
VICON INDS INC                 COM              925811101      169     63196 SH                                0        0        0
VISHAY PRECISION GROUP INC     COM              92835K103     2277    155000 SH                                0        0        0
WAYNE SVGS BANCSHARES INC NE   COM              94624Q101      943     94005 SH                                0        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119     1426    118800 SH                                0        0        0
WILLIS LEASE FINANCE CORP      COM              970646105      592     39169 SH                                0        0        0
WOLVERINE BANCORP INC          COM              977880103     1913    100700 SH                                0        0        0